FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
COMMUNICATION SERVICES - 2.8%
Entertainment - 0.2%
Marcus Corp.	14,879	$212,175

Interactive Media & Services - 2.2%
Cargurus Inc.	9,416	217,321	*
EverQuote Inc., Class A Shares	19,634	364,407	*
MediaAlpha Inc., Class A Shares	11,008	224,233	*
TrueCar Inc.	97,444	330,335	*
Vimeo Inc.	62,161	254,238	*
Yelp Inc.	13,602	535,919	*
ZipRecruiter Inc., Class A Shares	18,995	218,253	*

Total Interactive Media & Services		2,144,706

Media - 0.1%
Gannett Co. Inc.	41,855	102,126	*

Wireless Telecommunication Services - 0.3%
Spok Holdings Inc.	18,000	287,100

TOTAL COMMUNICATION SERVICES		2,746,107

CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 1.8%
Goodyear Tire & Rubber Co.	29,758	408,577	*
Modine Manufacturing Co.	10,378	987,882	*
Patrick Industries Inc.	3,140	375,136

Total Automobile Components		1,771,595

Automobiles - 0.2%
Winnebago Industries Inc.	3,191	236,134

Broadline Retail - 0.6%
Dillard’s Inc., Class A Shares	803	378,727
Macy’s Inc.	10,463	209,155

Total Broadline Retail		587,882

Diversified Consumer Services - 1.3%
Chegg Inc.	12,529	94,845	*
Duolingo Inc.	2,300	507,334	*
Graham Holdings Co., Class B Shares	510	391,517
Perdoceo Education Corp.	14,649	257,236

Total Diversified Consumer Services		1,250,932

Hotels, Restaurants & Leisure - 1.6%
Carrols Restaurant Group Inc.	45,000	427,950
Cracker Barrel Old Country Store Inc.	629	45,747
International Game Technology PLC	15,662	353,804

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report	1

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Light & Wonder Inc.	4,621	$471,758	*
United Parks & Resorts Inc.	4,698	264,075	*

Total Hotels, Restaurants & Leisure		1,563,334

Household Durables - 1.7%
Ethan Allen Interiors Inc.	9,939	343,591
M/I Homes Inc.	5,442	741,690	*
MDC Holdings Inc.	3,661	230,314
Meritage Homes Corp.	2,326	408,120

Total Household Durables		1,723,715

Leisure Products - 0.3%
JAKKS Pacific Inc.	13,312	328,807	*

Specialty Retail - 2.6%
Abercrombie & Fitch Co., Class A Shares	4,537	568,623	*
American Eagle Outfitters Inc.	21,600	557,064
Dick’s Sporting Goods Inc.	2,257	507,509
Genesco Inc.	3,244	91,286	*
Signet Jewelers Ltd.	6,802	680,676
Stitch Fix Inc., Class A Shares	81,472	215,086	*

Total Specialty Retail		2,620,244

Textiles, Apparel & Luxury Goods - 0.5%
G-III Apparel Group Ltd.	10,000	290,100	*
Movado Group Inc.	7,324	204,559

Total Textiles, Apparel & Luxury Goods		494,659

TOTAL CONSUMER DISCRETIONARY		10,577,302

CONSUMER STAPLES - 4.1%
Beverages - 0.8%
Coca-Cola Consolidated Inc.	943	798,165

Consumer Staples Distribution & Retail - 1.0%
Andersons Inc.	5,873	336,934
Sprouts Farmers Market Inc.	10,180	656,406	*

Total Consumer Staples Distribution & Retail		993,340

Food Products - 0.4%
Cal-Maine Foods Inc.	1,488	87,569
John B Sanfilippo & Son Inc.	3,140	332,589

Total Food Products		420,158

Personal Care Products - 1.7%
e.l.f. Beauty Inc.	4,400	862,532	*
Edgewell Personal Care Co.	6,656	257,188

See Notes to Schedule of Investments.

2	Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Personal Care Products - (continued)
Nature’s Sunshine Products Inc.	17,228	$357,825	*
USANA Health Sciences Inc.	3,800	184,300	*

Total Personal Care Products		1,661,845

Tobacco - 0.2%
Turning Point Brands Inc.	5,755	168,622

TOTAL CONSUMER STAPLES		4,042,130

ENERGY - 7.0%
Energy Equipment & Services - 1.6%
Helmerich & Payne Inc.	8,065	339,214
Nabors Industries Ltd.	1,567	134,966	*
Newpark Resources Inc.	42,000	303,240	*
RPC Inc.	25,059	193,956
Weatherford International PLC	5,800	669,436	*

Total Energy Equipment & Services		1,640,812

Oil, Gas & Consumable Fuels - 5.4%
California Resources Corp.	8,614	474,632
DHT Holdings Inc.	31,324	360,226
Gulfport Energy Corp.	2,000	320,240	*
Murphy Oil Corp.	15,695	717,262
Par Pacific Holdings Inc.	8,500	315,010	*
PBF Energy Inc., Class A Shares	9,397	540,985
Peabody Energy Corp.	14,100	342,066
SandRidge Energy Inc.	32,849	478,610
Scorpio Tankers Inc.	4,698	336,142
SM Energy Co.	18,311	912,803
Teekay Tankers Ltd., Class A Shares	8,927	521,426

Total Oil, Gas & Consumable Fuels		5,319,402

TOTAL ENERGY		6,960,214

FINANCIALS - 15.3%
Banks - 6.7%
Amalgamated Financial Corp.	8,970	215,280
Associated Banc-Corp.	14,879	320,047
Axos Financial Inc.	8,967	484,577	*
Bancorp Inc.	7,000	234,220	*
BankUnited Inc.	12,529	350,812
Berkshire Hills Bancorp Inc.	14,649	335,755
Central Pacific Financial Corp.	8,998	177,710
CrossFirst Bankshares Inc.	15,662	216,762	*
Customers Bancorp Inc.	8,065	427,929	*
Eagle Bancorp Inc.	8,100	190,269

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report	3

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
Equity Bancshares Inc., Class A Shares	7,481	$257,122
Financial Institutions Inc.	7,847	147,681
First BanCorp	42,880	752,115
First Financial Corp.	5,179	198,511
Flushing Financial Corp.	15,695	197,914
HarborOne Bancorp Inc.	12,000	127,920
Hilltop Holdings Inc.	9,086	284,573
HomeStreet Inc.	5,755	86,613
HomeTrust Bancshares Inc.	6,278	171,641
Hope Bancorp Inc.	25,270	290,858
Independent Bank Corp.	6,000	152,100
Midland States Bancorp Inc.	11,136	279,848
Northeast Community Bancorp Inc.	14,000	220,220
OFG Bancorp	14,461	532,309

Total Banks		6,652,786

Capital Markets - 0.6%
Artisan Partners Asset Management Inc., Class A Shares	9,860	451,292
Evercore Inc., Class A Shares	1,047	201,642

Total Capital Markets		652,934

Consumer Finance - 1.1%
Bread Financial Holdings Inc.	2,877	107,139
Enova International Inc.	12,529	787,197	*
Navient Corp.	12,529	218,005

Total Consumer Finance		1,112,341

Financial Services - 4.7%
Essent Group Ltd.	8,000	476,080
International Money Express Inc.	14,095	321,789	*
Jackson Financial Inc., Class A Shares	11,746	776,880
MGIC Investment Corp.	35,054	783,808
Mr. Cooper Group Inc.	6,801	530,138	*
NMI Holdings Inc., Class A Shares	10,463	338,373	*
Radian Group Inc.	27,476	919,622
StoneCo Ltd., Class A Shares	28,974	481,258	*

Total Financial Services		4,627,948

Insurance - 2.0%
Ambac Financial Group Inc.	18,794	293,750	*
Employers Holdings Inc.	6,264	284,323
Enstar Group Ltd.	1,253	389,382	*
Genworth Financial Inc., Class A Shares	78,479	504,620	*

See Notes to Schedule of Investments.

4	Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Insurance - (continued)
Greenlight Capital Re Ltd., Class A Shares	15,000	$187,050	*
HCI Group Inc.	2,479	287,763

Total Insurance		1,946,888

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Ladder Capital Corp.	22,710	252,762

TOTAL FINANCIALS		15,245,659

HEALTH CARE - 15.0%
Biotechnology - 7.2%
2seventy bio Inc.	9,397	50,274	*
ACADIA Pharmaceuticals Inc.	14,252	263,520	*
Achillion Pharmaceuticals Inc., CVR	89,796	0	*(a)(b)(c)
ADMA Biologics Inc.	20,810	137,346	*
Aeglea BioTherapeutics Inc., CVR	30,064	0	*(a)(b)(c)
Agios Pharmaceuticals Inc.	2,774	81,112	*
Alkermes PLC	12,529	339,160	*
Amicus Therapeutics Inc.	17,541	206,633	*
Anika Therapeutics Inc.	3,923	99,644	*
Aptevo Therapeutics Inc.	232	1,088	*
Arcellx Inc.	4,150	288,633	*
Arcturus Therapeutics Holdings Inc.	5,873	198,331	*
Ardelyx Inc.	52,997	386,878	*
Arrowhead Pharmaceuticals Inc.	1,307	37,380	*
Aurinia Pharmaceuticals Inc.	18,794	94,158	*
Blueprint Medicines Corp.	3,400	322,524	*
CareDx Inc.	9,000	95,310	*
Caribou Biosciences Inc.	10,986	56,468	*
Catalyst Pharmaceuticals Inc.	9,000	143,460	*
Deciphera Pharmaceuticals Inc.	6,801	106,980	*
Dynavax Technologies Corp.	9,000	111,690	*
Eagle Pharmaceuticals Inc.	4,287	22,464	*
Editas Medicine Inc.	6,264	46,479	*
Enanta Pharmaceuticals Inc.	2,271	39,652	*
Entrada Therapeutics Inc.	4,000	56,680	*
Fate Therapeutics Inc.	14,879	109,212	*
Halozyme Therapeutics Inc.	8,500	345,780	*
Heron Therapeutics Inc.	21,926	60,735	*
Ironwood Pharmaceuticals Inc.	19,698	171,570	*
Kiniksa Pharmaceuticals Ltd., Class A Shares	9,788	193,117	*
MacroGenics Inc.	25,059	368,869	*
MannKind Corp.	27,062	122,591	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report	5

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - (continued)
MiMedx Group Inc.	26,884	$207,007	*
Myriad Genetics Inc.	6,776	144,464	*
Nuvalent Inc., Class A Shares	1,993	149,654	*
Organogenesis Holdings Inc.	17,172	48,768	*
PDL BioPharma Inc.	152,500	24,791	*(a)(b)
Poseida Therapeutics Inc.	20,702	66,039	*
Precigen Inc.	26,159	37,931	*
Protagonist Therapeutics Inc.	5,000	144,650	*
Protalix BioTherapeutics Inc.	30,000	37,800	*
Rhythm Pharmaceuticals Inc.	4,471	193,728	*
Rigel Pharmaceuticals Inc.	66,563	98,513	*
Surface Oncology Inc., CVR	43,029	4,800	*(a)(b)
TG Therapeutics Inc.	15,220	231,496	*
Twist Bioscience Corp.	4,100	140,671	*
Vanda Pharmaceuticals Inc.	14,649	60,207	*
Vaxcyte Inc.	939	64,143	*
Veracyte Inc.	7,187	159,264	*
Vericel Corp.	3,500	182,070	*
Voyager Therapeutics Inc.	13,446	125,182	*
Xencor Inc.	5,647	124,968	*
Y-mAbs Therapeutics Inc.	14,879	241,933	*
Zymeworks Inc.	12,000	126,240	*

Total Biotechnology		7,172,057

Health Care Equipment & Supplies - 2.5%
Avanos Medical Inc.	4,656	92,701	*
Haemonetics Corp.	4,300	367,005	*
Integer Holdings Corp.	3,529	411,764	*
iRadimed Corp.	3,295	144,947
iRhythm Technologies Inc.	3,351	388,716	*
Lantheus Holdings Inc.	2,350	146,264	*
OraSure Technologies Inc.	35,379	217,581	*
Semler Scientific Inc.	6,734	196,700	*
Varex Imaging Corp.	9,416	170,429	*
Zynex Inc.	25,059	309,980	*

Total Health Care Equipment & Supplies		2,446,087

Health Care Providers & Services - 3.4%
Addus HomeCare Corp.	2,878	297,412	*
Cross Country Healthcare Inc.	10,180	190,570	*
Ensign Group Inc.	7,539	938,002
Hims & Hers Health Inc.	17,768	274,871	*

See Notes to Schedule of Investments.

6	Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
InfuSystem Holdings Inc.	9,416	$80,695	*
Joint Corp.	7,847	102,482	*
Owens & Minor Inc.	15,000	415,650	*
PetIQ Inc.	23,493	429,452	*
Tenet Healthcare Corp.	6,278	659,881	*

Total Health Care Providers & Services		3,389,015

Life Sciences Tools & Services - 0.3%
Codexis Inc.	27,408	95,654	*
Harvard Bioscience Inc.	14,000	59,360	*
Quanterix Corp.	5,481	129,132	*

Total Life Sciences Tools & Services		284,146

Pharmaceuticals - 1.6%
Amneal Pharmaceuticals Inc.	21,000	127,260	*
Amphastar Pharmaceuticals Inc.	6,801	298,632	*
Assertio Holdings Inc., CVR	62,783	0	*(a)(b)(c)
Cara Therapeutics Inc.	10,463	9,521	*
Collegium Pharmaceutical Inc.	4,000	155,280	*
Corcept Therapeutics Inc.	6,264	157,790	*
EyePoint Pharmaceuticals Inc.	9,000	186,030	*
Harmony Biosciences Holdings Inc.	7,000	235,060	*
Ligand Pharmaceuticals Inc.	3,500	255,850	*
Omeros Corp.	18,868	65,095	*
SIGA Technologies Inc.	9,867	84,461
Theravance Biopharma Inc.	7,847	70,388	*

Total Pharmaceuticals		1,645,367

TOTAL HEALTH CARE		14,936,672

INDUSTRIALS - 19.1%
Aerospace & Defense - 0.8%
AAR Corp.	7,847	469,800	*
Cadre Holdings Inc.	8,056	291,627

Total Aerospace & Defense		761,427

Building Products - 0.6%
Apogee Enterprises Inc.	5,716	338,387
JELD-WEN Holding Inc.	13,800	292,974	*

Total Building Products		631,361

Commercial Services & Supplies - 1.4%
Cimpress PLC	3,788	335,276	*
CoreCivic Inc.	26,996	421,408	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report	7

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Commercial Services & Supplies - (continued)
GEO Group Inc.	18,311	$258,551	*
Steelcase Inc., Class A Shares	25,669	335,750

Total Commercial Services & Supplies		1,350,985

Construction & Engineering - 1.7%
Argan Inc.	6,639	335,535
Dycom Industries Inc.	4,186	600,817	*
Granite Construction Inc.	7,439	424,990
Limbach Holdings Inc.	6,900	285,798	*

Total Construction & Engineering		1,647,140

Electrical Equipment - 2.4%
Atkore Inc.	3,756	714,992
Encore Wire Corp.	2,350	617,533
NEXTracker Inc., Class A Shares	11,284	634,951	*
Powell Industries Inc.	2,859	406,836

Total Electrical Equipment		2,374,312

Ground Transportation - 1.2%
ArcBest Corp.	4,186	596,505
Covenant Logistics Group Inc.	12,033	557,850

Total Ground Transportation		1,154,355

Machinery - 3.3%
Blue Bird Corp.	12,000	460,080	*
Briggs & Stratton Corp.	158,200	0	*(a)(b)(c)
Commercial Vehicle Group Inc.	23,300	149,819	*
Greenbrier Cos. Inc.	8,736	455,146
Mueller Industries Inc.	8,315	448,428
Tennant Co.	3,361	408,731
Terex Corp.	9,416	606,390
Titan International Inc.	40,611	506,013	*
Wabash National Corp.	9,397	281,346

Total Machinery		3,315,953

Marine Transportation - 0.4%
Matson Inc.	4,000	449,600

Passenger Airlines - 0.6%
SkyWest Inc.	8,466	584,831	*

Professional Services - 3.2%
Barrett Business Services Inc.	3,290	416,909
CRA International Inc.	3,663	547,912
ExlService Holdings Inc.	19,625	624,075	*
Kforce Inc.	9,417	664,087
TriNet Group Inc.	3,916	518,831

See Notes to Schedule of Investments.

8	Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Professional Services - (continued)
TrueBlue Inc.	10,437	$130,671	*
Upwork Inc.	25,275	309,871	*

Total Professional Services		3,212,356

Trading Companies & Distributors - 3.5%
Applied Industrial Technologies Inc.	2,464	486,763
BlueLinx Holdings Inc.	5,952	775,189	*
Boise Cascade Co.	4,186	642,007
DNOW Inc.	52,319	795,249	*
Global Industrial Co.	7,090	317,490
MRC Global Inc.	36,623	460,351	*

Total Trading Companies & Distributors		3,477,049

TOTAL INDUSTRIALS		18,959,369

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.9%
Extreme Networks Inc.	23,543	271,686	*
Infinera Corp.	46,986	283,326	*
NETGEAR Inc.	11,746	185,235	*
NetScout Systems Inc.	7,585	165,656	*

Total Communications Equipment		905,903

Electronic Equipment, Instruments & Components - 1.1%
Arlo Technologies Inc.	35,210	445,407	*
Bel Fuse Inc., Class B Shares	5,000	301,550
Sanmina Corp.	6,278	390,366	*

Total Electronic Equipment, Instruments & Components		1,137,323

IT Services - 1.1%
Couchbase Inc.	19,577	515,071	*
DigitalOcean Holdings Inc.	9,553	364,734	*
Unisys Corp.	34,184	167,843	*

Total IT Services		1,047,648

Semiconductors & Semiconductor Equipment - 2.6%
Amkor Technology Inc.	20,360	656,406
Axcelis Technologies Inc.	3,916	436,712	*
Kulicke & Soffa Industries Inc.	7,831	393,978
Onto Innovation Inc.	2,707	490,183	*
Photronics Inc.	20,927	592,653	*

Total Semiconductors & Semiconductor Equipment		2,569,932

Software - 6.0%
8x8 Inc.	38,372	103,604	*
A10 Networks Inc.	26,891	368,138
Alarm.com Holdings Inc.	3,924	284,372	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report	9

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - (continued)
Appfolio Inc., Class A Shares	2,746	$677,548	*
Box Inc., Class A Shares	12,529	354,821	*
Cleanspark Inc.	27,000	572,670	*
CommVault Systems Inc.	6,610	670,452	*
Domo Inc., Class B Shares	3,138	27,991	*
eGain Corp.	16,166	104,271	*
InterDigital Inc.	3,446	366,861
LiveRamp Holdings Inc.	9,880	340,860	*
Matterport Inc.	55,365	125,125	*
Qualys Inc.	3,977	663,642	*
Varonis Systems Inc.	10,571	498,634	*
Weave Communications Inc.	26,000	298,480	*
Yext Inc.	31,324	188,884	*
Zeta Global Holdings Corp., Class A Shares	31,188	340,885	*

Total Software		5,987,238

Technology Hardware, Storage & Peripherals - 3.2%
Immersion Corp.	30,000	224,400
Super Micro Computer Inc.	2,607	2,633,148	*
Xerox Holdings Corp.	16,600	297,140

Total Technology Hardware, Storage & Peripherals		3,154,688

TOTAL INFORMATION TECHNOLOGY		14,802,732

MATERIALS - 4.0%
Chemicals - 1.3%
Core Molding Technologies Inc.	8,000	151,440	*
Hawkins Inc.	4,217	323,866
Koppers Holdings Inc.	6,466	356,729
Rayonier Advanced Materials Inc.	33,307	159,207	*
Tronox Holdings PLC	20,169	349,932

Total Chemicals		1,341,174

Containers & Packaging - 0.3%
Pactiv Evergreen Inc.	18,878	270,333

Metals & Mining - 2.0%
Arch Resources Inc.	1,975	317,560
Kaiser Aluminum Corp.	2,897	258,876
Olympic Steel Inc.	5,413	383,673
Ryerson Holding Corp.	7,831	262,339
SunCoke Energy Inc.	66,847	753,366

Total Metals & Mining		1,975,814

See Notes to Schedule of Investments.

10	Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.4%
Sylvamo Corp.	5,873	$362,599

TOTAL MATERIALS		3,949,920

REAL ESTATE - 5.3%
Diversified REITs - 0.3%
American Assets Trust Inc.	11,967	262,197

Health Care REITs - 1.1%
Diversified Healthcare Trust	107,000	263,220
National Health Investors Inc.	5,794	364,037
Sabra Health Care REIT Inc.	30,000	443,100

Total Health Care REITs		1,070,357

Hotel & Resort REITs - 2.1%
Apple Hospitality REIT Inc.	26,159	428,485
Chatham Lodging Trust	19,463	196,771
DiamondRock Hospitality Co.	51,435	494,290
Pebblebrook Hotel Trust	13,602	209,607
RLJ Lodging Trust	22,024	260,324
Ryman Hospitality Properties Inc.	1,958	226,364
Summit Hotel Properties Inc.	45,000	292,950

Total Hotel & Resort REITs		2,108,791

Industrial REITs - 0.2%
Innovative Industrial Properties Inc.	2,084	215,777

Office REITs - 0.3%
Brandywine Realty Trust	45,200	216,960
Piedmont Office Realty Trust Inc., Class A Shares	18,572	130,561

Total Office REITs		347,521

Real Estate Management & Development - 0.3%
Forestar Group Inc.	8,700	349,653	*

Residential REITs - 0.2%
Apartment Investment and Management Co., Class A Shares	19,577	160,336	*

Retail REITs - 0.6%
Alexander’s Inc.	854	185,437
Tanger Inc.	12,500	369,125

Total Retail REITs		554,562

Specialized REITs - 0.2%
Farmland Partners Inc.	16,940	188,034

TOTAL REAL ESTATE		5,257,228

UTILITIES - 0.9%
Electric Utilities - 0.3%
ALLETE Inc.	5,755	343,228

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report	11

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Water Utilities - 0.6%
Consolidated Water Co. Ltd.		18,829	$551,878

TOTAL UTILITIES			895,106

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $76,244,050)			98,372,439

	RATE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,010,361)	5.216%	1,010,361	1,010,361	(d)

TOTAL INVESTMENTS - 100.0% (Cost - $77,254,411)			99,382,800
Liabilities in Excess of Other Assets - (0.0)%††			(17,913)

TOTAL NET ASSETS - 100.0%			$99,364,887

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

12	Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report	13

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

14	Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$14,907,081	—	$29,591		$14,936,672
Industrials	18,959,369	—	0	*	18,959,369
Other Common Stocks	64,476,398	—	—		64,476,398

Total Long-Term Investments	98,342,848	—	29,591		98,372,439

Short-Term Investments†	1,010,361	—	—		1,010,361

Total Investments	$99,353,209	—	$29,591		$99,382,800

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Franklin U.S. Small Cap Equity Fund 2024 Quarterly Report	15